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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-21701
                                  ----------------------------------------------

                              The Destination Funds
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  2001 North Main Street, Suite 270     Walnut Creek, California      94596
 -------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 935-2900
                                                    ---------------------

Date of fiscal year end:        August 31, 2007
                         ---------------------------------------------

Date of reporting period:       November 30, 2006
                          --------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
  SHARES    COMMON STOCKS - 91.6%                                       VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY - 21.2%
     745    Carnival Corp.                                          $   36,498
   1,050    DreamWorks Animation SKG, Inc. (a)                          30,692
     575    Gannett Co., Inc.                                           34,224
     490    Home Depot, Inc.                                            18,605
     364    Walt Disney Co. (The)                                       12,030
                                                                    ----------
                                                                       132,049
                                                                    ----------

            CONSUMER STAPLES - 16.0%
     500    Coca-Cola Co. (The)                                         23,415
     420    Costco Wholesale Corp.                                      21,949
     500    Wal-Mart Stores, Inc.                                       23,050
     540    Wm. Wrigley Jr. Co.                                         28,318
      60    Wm. Wrigley Jr. Co. - Class B                                3,151
                                                                    ----------
                                                                        99,883
                                                                    ----------

            FINANCIALS - 23.3%
     435    Capital One Financial Corp.                                 33,878
     415    Fifth Third Bancorp                                         16,363
     300    Legg Mason, Inc.                                            28,608
     235    Mastercard, Inc. - Class A                                  23,911
     820    U.S. Bancorp                                                27,585
     630    Western Union Co.                                           14,364
                                                                    ----------
                                                                       144,709
                                                                    ----------

            HEALTH CARE - 16.4%
     330    Baxter International Inc.                                   14,764
     590    Johnson & Johnson                                           38,887
     860    Pfizer, Inc.                                                23,641
     480    Stryker Corp.                                               24,893
                                                                    ----------
                                                                       102,185
                                                                    ----------
            INDUSTRIALS - 3.5%
     615    General Electric Co.                                        21,697
                                                                    ----------

            INFORMATION TECHNOLOGY - 11.2%
     560    Automatic Data Processing, Inc.                             27,009
     630    First Data Corp.                                            15,907
     915    Microsoft Corp.                                             26,837
                                                                    ----------
                                                                        69,753
                                                                    ----------
            TOTAL COMMON STOCKS (Cost $522,753)                     $  570,276
                                                                    ----------

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
  SHARES    SHORT TERM INVESTMENTS - 7.6%                              VALUE
--------------------------------------------------------------------------------
  17,412    AIM STIT - Prime Portfolio (The)                        $   17,412
  30,000    AIM STIT - Liquid Assets Portfolio (The)                    30,000
                                                                    ----------

            TOTAL SHORT TERM INVESTMENTS (Cost $47,412)             $   47,412
                                                                    ----------

            TOTAL INVESTMENTS AT VALUE - 99.2% (Cost $570,165)      $  617,688

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                 4,675
                                                                    ----------

            TOTAL NET ASSETS - 100.0%                               $  622,363
                                                                    ==========

(a)  Non-income producing security.

See accompanying notes to Schedule of Investments.

DESTINATION SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)



1.  SECURITIES VALUATION

The Destination Select Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of November 30, 2006:



         Tax cost of portfolio investments       $   570,165
                                                 ===========

         Gross unrealized appreciation           $    51,193
         Gross unrealized depreciation                (3,670)
                                                 -----------

         Net unrealized appreciation             $    47,523
                                                 ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
             ----------------------------------------



By (Signature and Title)*     /s/ Michael A. Yoshikami
                             -------------------------------------------
                             Michael A. Yoshikami, President


Date     December 29, 2006
     --------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Michael A. Yoshikami
                             ---------------------------------------------------
                             Michael A. Yoshikami, President


Date     December 29, 2006
     --------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                             ---------------------------------------------------
                             Mark J. Seger, Treasurer


Date     December 29, 2006
     --------------------------------



* Print the name and title of each signing officer under his or her signature.